Amount Due From/(to) Related Companies/Holding Company	12 Months Ended
Jun. 30, 2024
Amount Due From/(to) Related Companies/Holding Company [Abstract]
AMOUNT DUE FROM/(TO) RELATED COMPANIES/HOLDING COMPANY

7. AMOUNT DUE FROM/(TO) RELATED COMPANIES/HOLDING COMPANY

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Amount due from related companies
- non-trade	-	38,070,000	-

Amount due to related companies
- non-trade	-	(27,800,000)	-

Amount due to holding company
- non-trade	-	(21,500,000)	-

(a)	Amount due from/(to) related companies and holding company are classified as financial liabilities measured at amortised cost.

(b)	The amount due from/(to) related companies and holding company are unsecured, interest free, repayable upon demand and payable with next twelve (12) month.

(c)	The maturity profile of the amount due from/(to) related companies and holding company are at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.